Income Taxes - Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Current tax expenses	¥ 61,606	¥ 37,758	¥ 60,239
Deferred tax expenses	(75,724)	(7,261)	(32,406)
Total	¥ (14,118)	¥ 30,497	¥ 27,833